Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (AOCL) by Component (Parenthetical) (Detail) - CAD CAD in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax recovery	CAD (7)	CAD (11)	CAD (562)	CAD (250)	CAD (152)
Net income			1,476	875	CAD 484
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of prior service costs			(68)	(58)
Recognition of net actuarial loss			192	272
Total before income tax			124	214
Income tax recovery			(32)	(57)
Net income			CAD 92	CAD 157